EARNINGS PER SHARE	6 Months Ended
Dec. 31, 2021
Earnings Per share
EARNINGS PER SHARE

NOTE 14 – EARNINGS PER SHARE

For the six months ended December 31, 2021 and 2020, the effect of potential common shares from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. As a result, a total of 399,464 and 17,515 unexercised options were included in the computation of diluted earnings per share for the six months ended December 31, 2021 and 2020, respectively.

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the six months ended December 31,
	2021	2020

Net income attributable to the Company	$1,198,632	$839,248
Weighted average number of common shares outstanding - Basic	31,853,431	25,913,631
Dilutive securities -unexercised warrants and options	399,464	17,515
Weighted average number of common shares outstanding - diluted	32,252,895	25,931,146

Earnings per share - Basic	$0.04	$0.03
Earnings per share – Diluted	$0.04	$0.03